Note 26 - Earnings Per Share (Details Textual) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Antidilutive options excluded from computation of earnings per share, amount (in shares)	14,827	32,771	37,302
Options out of the money [member]
Statement Line Items [Line Items]
Antidilutive options excluded from computation of earnings per share, amount (in shares)		18,000	18,000